CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	100,000,000	100,000,000
Ordinary shares issued	53,823,831	38,553,694
Ordinary shares outstanding	53,823,831	38,553,694